Non-current assets held-for-sale (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non-current assets or disposal groups classified as held for sale	R$ 169,347	R$ 166,943